Consolidated Statement of Changes in Shareholders' Equity - BRL (R$) R$ in Thousands	Paid In Capital [Member]	Capital reserve [member]	Miscellaneous other reserves [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2019	R$ 4,540,000	R$ 32,720	R$ 4,431,200		R$ 1,170,624	R$ 10,174,544	R$ 1,187,388	R$ 11,361,932
IfrsStatementLineItems [Line Items]
Capital transactions with shareholders	1,500,000		(1,500,000)	(901,145)		(901,145)	(347,458)	(1,248,603)
Proposed capital increase	1,500,000		(1,500,000)
Dividends				(901,145)		(901,145)	(296,936)	(1,198,081)
Interest on equity							(50,522)	(50,522)
Total comprehensive income				3,794,295	(3,154,243)	640,052	498,124	1,138,176
Net income for the year				3,794,295		3,794,295	498,323	4,292,618
Other comprehensive income					(3,154,243)	(3,154,243)	(199)	(3,154,442)
Cumulative translation adjustments for the year					581,175	581,175		581,175
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					133,069	133,069	(131)	132,938
(Loss)/gain on the percentage change in investments					6,102	6,102		6,102
Gain/(loss) on cash flow hedge accounting, net of taxes					(3,869,765)	(3,869,765)	(68)	(3,869,833)
Gain/(loss) on hedge of net investments in foreign subsidiaries					(4,824)	(4,824)		(4,824)
Internal changes in shareholders’ equity			2,893,150	(2,893,150)
Constitution of reserves			2,893,150	(2,893,150)
Ending balance, value at Dec. 31, 2020	6,040,000	32,720	5,824,350		(1,983,619)	9,913,451	1,338,054	11,251,505
IfrsStatementLineItems [Line Items]
Capital transactions with shareholders	4,200,000		(5,078,666)	(2,911,424)	827,414	(2,962,676)	526,141	(2,436,535)
Proposed capital increase	4,200,000		(4,200,000)				294,900	294,900
Treasury shares acquired			(878,666)			(878,666)		(878,666)
Dividends				(2,654,471)		(2,654,471)	(598,095)	(3,252,566)
Interest on equity				(256,953)		(256,953)	(95,895)	(352,848)
Net gain of transaction primary and secondary distribution shares of CSN Mineração					829,486	829,486	923,159	1,752,645
Total comprehensive income				12,258,628	1,105,595	13,364,223	1,195,196	14,559,419
Net income for the year				12,258,628		12,258,628	1,336,993	13,595,621
Other comprehensive income					1,105,595	1,105,595	(141,797)	963,798
Cumulative translation adjustments for the year					(8,097)	(8,097)		(8,097)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					301,379	301,379	(226)	301,153
(Loss)/gain on the percentage change in investments					(2,072)	(2,072)	2,072
Gain/(loss) on cash flow hedge accounting, net of taxes					1,321,690	1,321,690	68	1,321,758
Internal changes in shareholders’ equity			9,347,204	(9,347,204)
Constitution of reserves			9,347,204	(9,347,204)
Treasury shares acquired by subsidiary					(509,377)	(509,377)	(141,639)	(651,016)
Ending balance, value at Dec. 31, 2021	10,240,000	32,720	10,092,888		(50,610)	20,314,998	3,059,391	23,374,389
IfrsStatementLineItems [Line Items]
Capital transactions with shareholders			(1,959,295)	(699,211)	42,634	(2,615,872)	(1,024,834)	(3,640,706)
Treasury shares acquired			(395,180)			(395,180)	(1,638)	(396,818)
Dividends			(1,564,115)			(1,564,115)	(867,399)	(2,431,514)
Interest on equity				(700,000)		(700,000)	(155,788)	(855,788)
Others				789		789	(9)	780
Total comprehensive income				1,554,060	236,281	1,790,341	292,020	2,082,361
Net income for the year				1,554,060		1,554,060	613,638	2,167,698
Other comprehensive income					236,281	236,281	(321,618)	(85,337)
Cumulative translation adjustments for the year					(534,300)	(534,300)	(321,618)	(855,918)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					18,172	18,172		18,172
(Loss)/gain on the percentage change in investments					42,634	42,634		42,634
Gain/(loss) on cash flow hedge accounting, net of taxes					752,409	752,409		752,409
Internal changes in shareholders’ equity			854,849	(854,849)
Constitution of reserves			854,849	(854,849)
Ending balance, value at Dec. 31, 2022	R$ 10,240,000	R$ 32,720	R$ 8,988,442		R$ 228,305	R$ 19,489,467	R$ 2,326,577	R$ 21,816,044